SUMMARY OF SIGNIFICANT POLICIES (Details Narrative)			6 Months Ended	12 Months Ended
	Jun. 17, 2025	Nov. 03, 2023 USD ($) shares	Jun. 30, 2026 USD ($) Segment	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 12, 2026 $ / shares shares	Jun. 30, 2025 USD ($)
AccountingPoliciesLineItems [Line Items]
Number of reportable segment | Segment			1
Inventory raw materials			$ 6,369,992
Accounts receivable			1,711,635	$ 24,550,762
Accounts payable			42,064,158	48,122,947
Inventory finished goods			991,155	337,971
Machinery equipment gross			0	0
Impairment expense			0	$ 0	$ 0
Default description	The Note Payable - Polar was not settled at close of the Business Combination, and New XCF assumed the obligation. Pursuant to Section 1.5 and Section 1.6 of the Subscription Agreement, Polar gave notice to the Company, that as of June 17, 2025, the Company was in default of the agreement (“the Default Date”). Since the default continued for a period of five business days from the Default Date (the “Default”), the Company will issue 120,000 shares of common stock to Polar each month until the Default is cured (the “Default Shares – Polar”). For the period beginning June 17, 2025 and ending October of 2025, the Company has issued a total of 720,000 shares to Polar. On April 24, 2026, the Company issued an additional 600,000 shares to Polar as default penalty shares for a total of 1,320,000 shares. The additional shares to Polar are included in the caption “Common stock issued for penalty on notes payable” reflected in the Unaudited Condensed Consolidated Statements of Stockholders’ Equity. This brings the Company current through April 2026. It is delinquent in delivering the proper number of shares as called for by the Subscription Agreement by 240,000 Class A shares of Common Stock for the period ended June 30, 2026.
Warrant [Member]
AccountingPoliciesLineItems [Line Items]
Warrants issued | shares						100,000
Warrants, excercise price | $ / shares						$ 0.21
Common Stock [Member]
AccountingPoliciesLineItems [Line Items]
Share price | $ / shares						$ 0.34
Common Stock [Member] | FocusImpact [Member]
AccountingPoliciesLineItems [Line Items]
Stock issued during period		$ 1,200,000
Stock issued during period, shares | shares		1,200,000
Phillips Six Six [Member]
AccountingPoliciesLineItems [Line Items]
Accounts receivable							$ 1,711,635
Accounts payable			$ 7,737,076